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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:

Josh Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 13.5%
Auto Parts - 2.3%
Dorman Products, Inc. (a)	542,699	$48,853,764

Consumer Services: Miscellaneous - 4.2%
Sotheby's (a)	1,046,080	41,571,219
Stamps.com, Inc. (a)	295,250	45,952,710
		87,523,929
Education Services - 2.3%
Grand Canyon Education, Inc. (a)	512,400	49,262,136

Leisure Time - 3.0%
Fox Factory Holding Corporation (a)	1,079,283	63,537,390

Specialty Retail - 1.7%
SiteOne Landscape Supply, Inc. (a)	641,100	35,433,597

Consumer Staples - 5.0%
Beverage: Brewers and Distillers - 2.2%
MGP Ingredients, Inc.	795,384	45,376,657

Foods - 1.3%
Chefs' Warehouse, Inc. (The) (a)	848,129	27,123,165

Personal Care - 1.5%
WD-40 Company	176,838	32,407,332

Energy - 0.6%
Oil: Crude Producers - 0.6%
Matador Resources Company (a)	860,106	13,357,446

Financial Services - 1.7%
Asset Management & Custodian - 0.6%
Westwood Holdings Group, Inc.	332,076	11,290,584

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financial Services - 1.7% (Continued)
Real Estate Holding and Development - 1.1%
FirstService Corporation	339,610	$23,256,493

Health Care - 18.6%
Biotechnology - 4.8%
Ligand Pharmaceuticals, Inc. (a)	326,325	44,282,303
Repligen Corporation (a)	1,085,300	57,238,722
		101,521,025
Health Care Management Services - 0.7%
National Research Corporation	405,874	15,480,034

Health Care Services - 4.8%
Medidata Solutions, Inc. (a)	569,550	38,399,061
Omnicell, Inc. (a)	1,013,050	62,039,182
		100,438,243
Medical and Dental Instruments & Supplies - 8.3%
Bio-Techne Corporation	200,650	29,038,068
Cantel Medical Corporation	815,800	60,736,310
LeMaitre Vascular, Inc. (b)	1,155,199	27,308,904
Neogen Corporation (a)	1,018,566	58,058,262
		175,141,544
Materials & Processing - 8.8%
Building Materials - 5.0%
Simpson Manufacturing Company, Inc.	1,097,100	59,386,023
Trex Company, Inc. (a)	774,350	45,965,416
		105,351,439
Building: Climate Control - 1.8%
AAON, Inc.	1,114,990	39,091,550

Chemicals: Specialty - 2.0%
Balchem Corporation	527,275	41,311,996

Producer Durables - 21.0%
Back Office Support, HR & Consulting - 1.8%
WageWorks, Inc. (a)	1,422,791	38,643,004

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Producer Durables - 21.0% (Continued)
Engineering & Contracting Services - 3.7%
Exponent, Inc.	1,550,800	$78,641,068

Environmental, Maintenance & Security Services - 1.9%
Healthcare Services Group, Inc.	985,300	39,589,354

Machinery: Construction and Handling - 2.1%
Douglas Dynamics, Inc. (b)	1,250,110	44,866,448

Machinery: Industrial - 4.1%
EVI Industries, Inc.	343,922	11,469,799
John Bean Technologies Corporation	474,850	34,098,978
Proto Labs, Inc. (a)	361,275	40,748,207
		86,316,984
Scientific Instruments: Control & Filter - 4.1%
ESCO Technologies, Inc.	780,150	51,450,893
Sun Hydraulics Corporation	1,017,550	33,772,484
		85,223,377
Scientific Instruments: Gauges & Meters - 3.3%
Mesa Laboratories, Inc. (b)	331,936	69,172,143

Technology - 27.6%
Computer Services Software & Systems - 20.9%
ACI Worldwide, Inc. (a)	1,753,015	48,505,925
Blackbaud, Inc.	657,150	41,334,735
BlackLine, Inc. (a)	763,500	31,265,325
Bottomline Technologies (de), Inc. (a)	1,254,110	60,197,280
Descartes Systems Group, Inc. (The) (a)	2,280,275	60,336,077
Five9, Inc. (a)	331,925	14,511,761
Mercury Systems, Inc. (a)	914,010	43,223,533
Paylocity Holding Corporation (a)	401,500	24,174,315
PROS Holdings, Inc. (a)	1,616,100	50,745,540
SPS Commerce, Inc. (a)	358,750	29,553,825
Tyler Technologies, Inc. (a)	191,300	35,547,366
		439,395,682

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Technology - 27.6% (Continued)
Electronic Components - 3.0%
NVE Corporation (b)	298,675	$26,146,009
Rogers Corporation (a)	375,045	37,151,958
		63,297,967
Information Technology - 1.4%
Novanta, Inc. (a)	462,225	29,120,175

Telecommunications Equipment - 2.3%
Vocera Communications, Inc. (a)	1,258,400	49,518,040

Total Common Stocks (Cost $1,609,203,021)		$2,039,542,566

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 2.25% (c) (Cost $20,313,925)	20,313,925	$20,313,925

Total Investments at Value - 97.7% (Cost $1,629,516,946)		$2,059,856,491

Other Assets in Excess of Liabilities - 2.3%		48,047,564

Net Assets - 100.0%		$2,107,904,055

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of December 31, 2018.

  See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 13.9%
Consumer Services: Miscellaneous - 1.8%
Stamps.com, Inc. (a)	8,022	$1,248,544

Educational Services - 3.8%
Bright Horizons Family Solutions, Inc. (a)	22,875	2,549,419

Leisure Time - 5.6%
Pool Corporation	14,755	2,193,331
Vail Resorts, Inc.	7,680	1,619,097
		3,812,428
Recreational Vehicles & Boats - 1.1%
LCI Industries	10,640	710,752

Specialty Retail - 1.6%
SiteOne Landscape Supply, Inc. (a)	20,085	1,110,098

Consumer Staples - 2.6%
Beverage: Brewers and Distillers - 1.3%
MGP Ingredients, Inc.	15,015	856,606

Foods - 1.3%
Chefs' Warehouse, Inc. (The) (a)	28,575	913,828

Energy - 0.6%
Energy Equipment - 0.6%
Core Laboratories N.V.	6,360	379,438

Financial Services - 2.7%
Financial Data & Systems - 2.7%
Jack Henry & Associates, Inc.	14,310	1,810,501

Health Care - 19.9%
Biotechnology - 3.5%
Ligand Pharmaceuticals, Inc. (a)	8,420	1,142,594

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Biotechnology - 3.5% (Continued)
Repligen Corporation (a)	23,115	$1,219,085
		2,361,679
Health Care Services - 2.8%
Omnicell, Inc. (a)	31,325	1,918,343

Medical and Dental Instruments & Supplies - 11.5%
Align Technology, Inc. (a)	3,810	797,929
Bio-Techne Corporation	8,160	1,180,915
Cantel Medical Corporation	22,414	1,668,722
Neogen Corporation (a)	18,758	1,069,206
Teleflex, Inc.	6,625	1,712,430
West Pharmaceutical Services, Inc.	14,324	1,404,182
		7,833,384
Medical Equipment - 2.1%
IDEXX Laboratories, Inc. (a)	7,671	1,426,959

Materials & Processing - 7.0%
Building Materials - 5.3%
Simpson Manufacturing Company, Inc.	16,870	913,173
Trex Company, Inc. (a)	16,625	986,860
Watsco, Inc.	12,210	1,698,900
		3,598,933
Chemicals: Specialty - 1.7%
Balchem Corporation	14,450	1,132,157

Producer Durables - 26.6%
Aerospace - 3.1%
HEICO Corporation - Class A	33,695	2,122,785

Back Office Support, HR & Consulting - 7.9%
Copart, Inc. (a)	44,050	2,104,709
CoStar Group, Inc. (a)	6,325	2,133,676
WageWorks, Inc. (a)	40,945	1,112,066
		5,350,451

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Producer Durables - 26.6% (Continued)
Engineering & Contracting Services - 1.7%
Exponent, Inc.	22,405	$1,136,157

Environmental, Maintenance & Security Services - 5.0%
Healthcare Services Group, Inc.	32,820	1,318,708
Rollins, Inc.	58,075	2,096,507
		3,415,215
Machinery: Industrial - 4.2%
Douglas Dynamics, Inc.	29,850	1,071,317
EVI Industries, Inc.	23,840	795,064
John Bean Technologies Corporation	13,210	948,610
		2,814,991
Machinery: Specialty - 2.0%
Graco, Inc.	33,120	1,386,072

Railroad Equipment - 1.6%
Westinghouse Air Brake Technologies Corporation	15,625	1,097,656

Scientific Instruments & Services - 1.1%
A.O. Smith Corporation	17,890	763,903

Technology - 26.2%
Computer Services Software & Systems - 25.0%
ACI Worldwide, Inc. (a)	28,810	797,173
ANSYS, Inc. (a)	10,185	1,455,844
Blackbaud, Inc.	20,775	1,306,747
Bottomline Technologies (de), Inc. (a)	17,860	857,280
Descartes Systems Group, Inc. (The) (a)	50,975	1,348,799
Fair Isaac Corporation (a)	8,785	1,642,795
Gartner, Inc. (a)	11,350	1,450,984
Guidewire Software, Inc. (a)	21,635	1,735,776
Mercury Systems, Inc. (a)	34,205	1,617,554
Pluralsight, Inc. - Class A (a)	26,255	618,305
SPS Commerce, Inc. (a)	8,682	715,223
Tyler Technologies, Inc. (a)	11,034	2,050,338

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 26.2% (Continued)
Computer Services Software & Systems - 25.0% (Continued)
Ultimate Software Group, Inc. (The) (a)	5,710	$1,398,208
		16,995,026
Production Technology Equipment - 1.2%
Cognex Corporation	21,175	818,838

Total Investments at Value - 99.5% (Cost $64,774,539)		$67,564,163

Other Assets in Excess of Liabilities - 0.5%		360,773

Net Assets - 100.0%		$67,924,936

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,039,542,566	$-	$-	$2,039,542,566
Money Market Funds	20,313,925	-	-	20,313,925

Total	$2,059,856,491	$-	$-	$2,059,856,491

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$67,564,163	$-	$-	$67,564,163

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of December 31, 2018, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2018:

	Small Cap Fund	SMid Cap Fund
Tax cost of portfolio investments	$1,631,446,861	$65,271,515
Gross unrealized appreciation	$585,139,152	$9,885,055
Gross unrealized depreciation	(156,729,523)	(7,592,407)
Net unrealized appreciation	$428,409,629	$2,292,648

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of December 31, 2018, Conestoga Small Cap Fund had 21.0% and 27.6% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively, and Conestoga SMid Cap Fund had 26.6% and 26.2% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of December 31, 2018, Conestoga Small Cap Fund owns 5.51%, 5.90%, 8.62% and 6.17% of the outstanding voting shares of Douglas Dynamics, Inc., LeMaitre Vascular, Inc., Mesa Laboratories, Inc., and NVE Corporation, respectively. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the three months ended December 31, 2018 appears below:

Conestoga Small Cap Fund
From September 30, 2018 to December 31, 2018

	Douglas Dynamics, Inc.	LeMaitre Vascular, Inc.

Percentage of Outstanding Voting Shares Owned	5.51%	5.90%
Shares at Beginning of Period	876,485	1,104,399
Shares Purchased During the Period	373,625	50,800
Shares at End of Period	1,250,110	1,155,199
Market Value at Beginning of Period	$38,477,692	$42,784,417
Cost of Purchases During the Period	15,706,880	1,376,521
Change in Unrealized Appreciation (Depreciation)	(9,318,124)	(16,852,034)
Market Value at End of Period	$44,866,448	$27,308,904
Dividend Income Earned During the Period	$331,279	$79,184

	Mesa
	Laboratories, Inc.	NVE Corporation
Percentage of Outstanding Voting Shares Owned	8.62%	6.17%
Shares at Beginning of Period	321,136	309,650
Shares Purchased During the Period	10,800	6,500
Shares Sold During the Period	—	(17,475)
Shares at End of Period	331,936	298,675
Market Value at Beginning of Period	$59,609,264	$32,785,742
Cost of Purchases During the Period	2,053,469	593,852
Cost of Sales During the Period	—	(2,135,170)
Change in Unrealized Appreciation (Depreciation)	7,509,410	(5,098,415)
Market Value at End of Period	$69,172,143	$26,146,009
Net Realized Losses During the Period	—	$(605,194)
Dividend Income Earned During the Period	$52,550	$313,150

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 4, 2019

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	February 4, 2019

*	Print the name and title of each signing officer under his or her signature.